Note 9 - Derivatives - Note Conversion Feature (Details) - Fair Value Assumptions, Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.11%	0.13%
Dividend yield	0.00%	0.00%	0.00%
Variant Issuance Date [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.09%	0.10%	0.10%
Expected life (years)	164 days	6 months	83 days
Volatility	251.00%	213.00%	130.00%
Variant Issuance Date [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate	0.13%	0.15%	0.12%
Expected life (years)	281 days	361 days	2 years 36 days
Volatility	280.00%	293.00%	156.00%
Variant Issuance Date [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate			0.11%
Expected life (years)	3 days	25 days	3 days
Volatility	290.00%	256.00%	130.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Risk free interest rate			0.16%
Expected life (years)	211 days	255 days	2 years 36 days
Volatility	309.00%	394.00%	219.00%